UNAUDITED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Cash Flows from Operating Activities:
Net income	$ 560,801	$ 1,228,798
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	552,167	529,686
Changes in operating assets and liabilities:
Accounts receivable trade	173,606	554,011
Inventories	(55,289)	(2,680)
Due from related parties	(193,625)	(291,898)
Prepaid expenses and other current assets	(104,015)	26,739
Accounts payable	(96,141)	(657,513)
Accrued liabilities	147,856	(134,639)
Unearned revenue	36,007	0
Net Cash provided by Operating Activities	1,021,367	1,252,504
Cash flow used in Investing Activities:
Vessel acquisition	(6,768,025)	0
Net cash used in Investing Activities	(6,768,025)	0
Cash flows provided by Financing Activities:
Proceeds from issuance of common stock, net of issuance costs	2,444,446	0
Payment of securities registration and other filing costs	(65,380)	0
Proceeds from related party debt	5,000,000	0
Net cash provided by Financing Activities	7,379,066	0
Net increase in cash and cash equivalents	1,632,408	1,252,504
Cash and cash equivalents at the beginning of the period	1,887,280	486,670
Cash and cash equivalents at the end of the period	3,519,688	1,739,174
SUPPLEMENTAL CASH FLOW INFORMATION
Common stock issuance expenses accrued/ payable	58,890	0
Vessel acquisition costs accrued/ payable	198,951	0
Deferred charges accrued	$ 39,643	$ 0